Long-Term Investments	12 Months Ended
Dec. 31, 2010
Long-Term Investments [Abstract]
Long-Term Investments
3.  LONG-TERM INVESTMENTS

   As of December 31, 2010 and 2009, we held long-term debt instruments with variable interest rates that periodically reset through an auction process ("auction rate securities") totaling $50.1 million and $66.8 million (par value), respectively.  Our auction rate securities were originally acquired in January 2008 and have final maturity dates ranging from 2025 to 2047.

   Our investments in auction rate securities as of December 31, 2010 were diversified across eleven separate issues and each issue maintains scheduled interest rate auctions in either 28-day or 35-day intervals. The majority of our auction rate securities are currently rated Aaa by Moody's, AAA by Standard & Poor's and/or AAA by Fitch.  All of our auction rate securities were issued by state agencies and are supported by student loans for which repayment is substantially guaranteed by the U.S. government under the Federal Family Education Loan Program ("FFELP").

    Upon acquisition in January 2008, we designated our auction rate securities as trading securities as it was our intent to sell them in the near-term. Due to illiquidity in the auction rate securities market, we intend to hold our auction rate securities until they can be redeemed by issuers, repurchased by brokerage firms or sold in a market that facilitates orderly transactions. Although we will hold our auction rate securities longer than originally anticipated, we continue to designate them as trading securities.   Cash flows from purchases and sales of our auction rate securities are classified as operating activities in our consolidated statement of cash flows.

    Our auction rate securities were measured at fair value as of December 31, 2010 and 2009.  Net unrealized gains of $700,000 and $1.8 million and net unrealized losses of $8.1 million were included in other income (expense), net, in our consolidated statements of income for the years ended December 31, 2010, 2009 and 2008, respectively. See "Note 8 - Fair Value Measurements" for additional information on the fair value measurement of our auction rate securities.

    The carrying values of our auction rate securities were $44.5 million and $60.5 million as of December 31, 2010 and 2009, respectively.  Although $16.7 million, $5.5 million and $6.0 million of our auction rate securities were redeemed at par value during the years ended December 31, 2010, 2009 and 2008, respectively, we are currently unable to determine whether issuers of our auction rate securities will attempt and/or be able to refinance them and have classified our auction rate securities as long-term investments on our consolidated balance sheets.